Share-Based Compensation - Additional Share Based Compensation Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of options exercised and shares vested	$ 23	$ 12	$ 33
Fair value of shares vested	17	$ 14	36
Cash received from share award exercises	$ 28		$ 8